COMMITMENTS AND CONTINGENCIES - Contractual obligations and commercial commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Outstanding letters of credit	$ 14,700
Outstanding purchase commitments, including agreements that are non-cancelable and cancelable without penalty	44,000
Uncertain tax position
Gross unrecognized tax benefits	20,137	$ 22,694	$ 45,382	$ 45,430
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	3,470	$ 6,027	$ 10,185
Unrecognized tax benefits if recognized, would impact certain deferred tax assets	$ 16,600